Other Intangible Assets - Other Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross Cost	$ 1,145	$ 1,067
Accumulated Amortization	(950)	(901)
Net Cost	195	166
Technologies & Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	618	593
Accumulated Amortization	(534)	(511)
Net Cost	84	82
Contractual Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	4	4
Accumulated Amortization	(4)	(4)
Purchased and Internally Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	407	387
Accumulated Amortization	(347)	(321)
Net Cost	60	66
In-process R&D [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	51	18
Net Cost	51	18
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	65	65
Accumulated Amortization	$ (65)	$ (65)